FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Revenues
Interest income, fines, commission and fees	R$ 997,434	R$ 756,395	R$ 970,965
Revenue from financial investments	2,211,854	619,729	956,269
Additional of moratorium on electricity	252,637	325,943	341,672
Revenueom Interest on Dividends	10,950
Other financial income	566,848	319,638	(1,260,029)
Taxation on financial Revenue	611,964	415,961	24,586
Total Financial revenues	3,427,759	1,605,744	2,118,291
Financial expenses
Debt Charges	(4,705,030)	(2,804,816)	(2,850,866)
Charges from obligations with CDE	(1,097,038)
River Basin Revitalization Charges	(187,023)
Other financial expenses	(804,999)	(549,140)	(841,856)
Total Financial expenses	(6,794,090)	(3,353,956)	(3,692,722)
Financial results, net
Monetary variations	(1,097,622)	(34,520)	319,322
Exchange rate changes	446,852	(385,049)	(399,723)
Derivatives	(356,494)	725,826	332,017
Financial results, net	(1,007,264)	306,257	251,616
Financial result	R$ (4,373,595)	R$ (1,441,954)	R$ (1,322,815)